Guarantor Financial Information Guarantor Financial Information (Condensed Consolidating Statements of Cash Flows) (Details) (As Revised [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	$ 82.2	$ (53.2)	$ 379.5	$ 352.7	$ 1,230.2	$ 756.4	$ 1,756.9
Net cash provided by (used in) discontinued operating activities	(65.8)	(9.3)	(73.9)	(20.2)	(43.4)	(61.0)	(22.3)
Net cash provided by (used in) operating activities	16.4	(62.5)	305.6	332.5	1,186.8	695.4	1,734.6
Capital expenditures	(52.9)	(41.5)	(113.8)	(80.2)	(242.9)	(179.5)	(204.1)
Acquisition of businesses, net of cash acquired	0	(2.5)	0	(2.0)	(1.9)	(14.0)	0
Proceeds from sale of property, plant and equipment	3.2	3.0	12.0	34.7	52.0	14.5	21.6
Proceeds from business disposition, net of cash sold	0	0		0	355.9	0	0
Payments for (Proceeds from) Other Investing Activities							0.6
Net cash provided by (used in) continuing investing activities	(49.7)	(41.0)	(101.8)	(47.5)	163.1	(179.0)	(183.1)
Net cash provided by (used in) discontinued investing activities	0	0	36.0	44.4	44.4	0.4	0.4
Net cash provided by (used in) investing activities	(49.7)	(41.0)	(65.8)	(3.1)	207.5	(178.6)	(182.7)
Net proceeds (repayments) in debt	(1.3)	(8.2)	(352.9)	(56.4)	(54.0)	(428.8)	(1,010.5)
Debt issuance costs	(2.4)	0	(2.5)	(2.4)	(2.3)	(5.5)	(16.1)
Excess tax benefit from share based compensation					24.6	4.2	0.7
Settlement of cross currency swap							(26.9)
Net inter-company proceeds (payments)	0	0	0	0	0	0	0
Dividends paid to ordinary shareholders	46.6	23.1	96.4	63.1	137.3	90.7	160.8
Dividends paid to noncontrolling interests	4.5	3.7	13.5	18.3	26.2	20.2	20.2
Acquisition/divestiture of noncontrolling interests	0	0	(0.4)	0	(1.3)	(8.0)	(1.5)
Proceeds from shares issued under incentive plans	12.9	36.0	24.9	101.9	109.0	145.3	27.2
Repurchase of ordinary shares	0	0	(35.0)	(56.0)	(1,157.5)	0	0
Other financing activities	0	(0.4)	(4.5)	(1.5)	(1.4)	0	0
Net cash provided by (used in) continuing financing activities	(41.9)	0.6	(480.3)	(95.8)	(1,246.4)	(403.7)	(1,208.1)
Effect of exchange rate changes on cash and cash equivalents	4.0	6.7	(16.8)	11.9	(1.5)	24.5	(17.3)
Net increase (decrease) in cash and cash equivalents	(71.2)	(96.2)	(257.3)	245.5	146.4	137.6	326.5
Cash and cash equivalents	1,160.7	1,014.3	1,160.7	1,014.3	1,014.3	876.7	550.2
Cash and cash equivalents	1,089.5	918.1	903.4	1,259.8	1,160.7	1,014.3	876.7
IR Ireland [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(1.8)	(1.7)	(5.3)	(4.2)	(13.1)	5.7	9.5
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(1.8)	(1.7)	(5.3)	(4.2)	(13.1)	5.7	9.5
Capital expenditures	0	0	0	0	0	0	(0.2)
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	(0.2)
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	(0.2)
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	35.5	(10.6)	116.7	21.5	1,199.0	(60.6)	9.2
Dividends paid to ordinary shareholders	46.6	23.1	96.4	63.1	137.3	90.6	44.0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	(0.4)	0	0	0	0
Proceeds from shares issued under incentive plans	12.9	36.0	24.9	101.9	109.0	145.3	26.1
Repurchase of ordinary shares	0	0	(35.0)	(56.0)	(1,157.5)	0	0
Other financing activities	0	(0.4)	(4.5)	(0.5)	(0.5)	0	0
Net cash provided by (used in) continuing financing activities	1.8	1.9	5.3	3.8	12.7	(5.9)	(8.7)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0.2	0	(0.4)	(0.4)	(0.2)	0.6
Cash and cash equivalents	0	0.4	0	0.4	0.4	0.6	0
Cash and cash equivalents	0	0.6	0	0	0	0.4	0.6
IR Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	0	(0.1)	(0.4)	(0.1)	(5.3)	(0.4)	(21.5)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	0	(0.1)	(0.4)	(0.1)	(5.3)	(0.4)	(21.5)
Capital expenditures	0	0	0	0	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	0
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	0	0.1	0.4	0.1	5.3	37.1	280.9
Dividends paid to ordinary shareholders	0	0	0	0	0	36.7	260.5
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	1.1
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	0	0.1	0.4	0.1	5.3	0.4	21.5
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0	0
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(3.8)	(3.3)	(7.5)	(6.8)	(14.0)	(15.0)	(6.8)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(3.8)	(3.3)	(7.5)	(6.8)	(14.0)	(15.0)	(6.8)
Capital expenditures	0	0	0	0	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	0
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	3.8	(8.7)	7.5	(5.2)	2.0	27.0	6.8
Dividends paid to ordinary shareholders	0	0	0	0	0	0	0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	3.8	(8.7)	7.5	(5.2)	2.0	27.0	6.8
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	(12.0)	0	(12.0)	(12.0)	12.0	0
Cash and cash equivalents	0	12.0	0	12.0	12.0	0	0
Cash and cash equivalents	0	0	0	0	0	12.0	0
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(47.8)	(48.2)	(391.7)	(92.9)	(185.3)	(379.9)	(174.0)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(47.8)	(48.2)	(391.7)	(92.9)	(185.3)	(379.9)	(174.0)
Capital expenditures	0	0	0	0	0	(0.3)	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	(0.3)	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	(0.3)	0
Net proceeds (repayments) in debt	0	(0.2)	(344.5)	(0.2)	(0.2)	(249.8)	(752.7)
Debt issuance costs	(2.4)	0	(2.5)	(2.4)	(2.3)	(5.5)	(16.1)
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	(70.8)	29.8	496.9	188.4	329.7	653.6	1,023.5
Dividends paid to ordinary shareholders	0	0	0	0	0	0	0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	(73.2)	29.6	149.9	185.8	327.2	398.3	254.7
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(121.0)	(18.6)	(241.8)	92.9	141.9	18.1	80.7
Cash and cash equivalents	241.8	99.9	241.8	99.9	99.9	81.8	1.1
Cash and cash equivalents	120.8	81.3	0	192.8	241.8	99.9	81.8
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(87.4)	(65.0)	(97.8)	(46.8)	143.0	(486.8)	(3.9)
Net cash provided by (used in) discontinued operating activities	14.3	(7.2)	21.8	(15.9)	(79.1)	(16.8)	(50.5)
Net cash provided by (used in) operating activities	(73.1)	(72.2)	(76.0)	(62.7)	63.9	(503.6)	(54.4)
Capital expenditures	(13.5)	(8.5)	(31.3)	(14.9)	(47.6)	(36.3)	(24.5)
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0.2	0.5	1.6	3.1	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	(13.5)	(8.3)	(30.8)	(13.3)	(44.5)	(36.3)	(24.5)
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	(13.5)	(8.3)	(30.8)	(13.3)	(44.5)	(36.3)	(24.5)
Net proceeds (repayments) in debt	(0.1)	0	(7.6)	(7.6)	(7.7)	(7.8)	(8.8)
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					11.8	4.2	0.7
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	211.9	72.9	113.4	193.6	(81.2)	503.5	253.9
Dividends paid to ordinary shareholders	0	0	0	0	0	0	0
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	211.8	72.9	105.8	186.0	(77.1)	499.9	245.8
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	125.2	(7.6)	(1.0)	110.0	(57.7)	(40.0)	166.9
Cash and cash equivalents	77.8	135.5	77.8	135.5	135.5	175.5	8.6
Cash and cash equivalents	203.0	127.9	76.8	245.5	77.8	135.5	175.5
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	223.5	65.5	982.3	507.8	1,326.4	1,678.6	2,157.8
Net cash provided by (used in) discontinued operating activities	(80.1)	(2.1)	(95.7)	(4.3)	35.7	(44.2)	28.2
Net cash provided by (used in) operating activities	143.4	63.4	886.6	503.5	1,362.1	1,634.4	2,186.0
Capital expenditures	(39.4)	(33.0)	(82.5)	(65.3)	(195.3)	(142.9)	(179.4)
Acquisition of businesses, net of cash acquired	0	(2.5)	0	(2.0)	(1.9)	(14.0)	0
Proceeds from sale of property, plant and equipment	3.2	2.8	11.5	33.1	48.9	14.5	21.6
Proceeds from business disposition, net of cash sold	0	0		0	355.9	0	0
Payments for (Proceeds from) Other Investing Activities							0.6
Net cash provided by (used in) continuing investing activities	(36.2)	(32.7)	(71.0)	(34.2)	207.6	(142.4)	(158.4)
Net cash provided by (used in) discontinued investing activities	0	0	36.0	44.4	44.4	0.4	0.4
Net cash provided by (used in) investing activities	(36.2)	(32.7)	(35.0)	10.2	252.0	(142.0)	(158.0)
Net proceeds (repayments) in debt	(1.2)	(8.0)	(0.8)	(48.6)	(46.1)	(171.2)	(249.0)
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					12.8	0	0
Settlement of cross currency swap							(26.9)
Net inter-company proceeds (payments)	(180.4)	(83.5)	(734.9)	(398.4)	(1,454.8)	(1,160.6)	(1,574.3)
Dividends paid to ordinary shareholders	0.5	0.4	100.1	4.3	21.5	9.2	60.5
Dividends paid to noncontrolling interests	4.5	3.7	13.5	18.3	26.2	20.2	20.2
Acquisition/divestiture of noncontrolling interests	0	0	0	0	(1.3)	(8.0)	(1.5)
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	(1.0)	(0.9)	0	0
Net cash provided by (used in) continuing financing activities	(186.6)	(95.6)	(849.3)	(470.6)	(1,538.0)	(1,369.2)	(1,932.4)
Effect of exchange rate changes on cash and cash equivalents	4.0	6.7	(16.8)	11.9	(1.5)	24.5	(17.3)
Net increase (decrease) in cash and cash equivalents	(75.4)	(58.2)	(14.5)	55.0	74.6	147.7	78.3
Cash and cash equivalents	841.1	766.5	841.1	766.5	766.5	618.8	540.5
Cash and cash equivalents	765.7	708.3	826.6	821.5	841.1	766.5	618.8
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(0.5)	(0.4)	(100.1)	(4.3)	(21.5)	(45.8)	(204.2)
Net cash provided by (used in) discontinued operating activities	0	0	0	0	0	0	0
Net cash provided by (used in) operating activities	(0.5)	(0.4)	(100.1)	(4.3)	(21.5)	(45.8)	(204.2)
Capital expenditures	0	0	0	0	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0	0	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0	0	0	0	0
Proceeds from business disposition, net of cash sold	0	0		0	0	0	0
Payments for (Proceeds from) Other Investing Activities							0
Net cash provided by (used in) continuing investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) discontinued investing activities	0	0	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0	0	0
Net proceeds (repayments) in debt	0	0	0	0	0	0	0
Debt issuance costs	0	0	0	0	0	0	0
Excess tax benefit from share based compensation					0	0	0
Settlement of cross currency swap							0
Net inter-company proceeds (payments)	0	0	0	0	0	0	0
Dividends paid to ordinary shareholders	(0.5)	(0.4)	(100.1)	(4.3)	(21.5)	(45.8)	(204.2)
Dividends paid to noncontrolling interests	0	0	0	0	0	0	0
Acquisition/divestiture of noncontrolling interests	0	0	0	0	0	0	0
Proceeds from shares issued under incentive plans	0	0	0	0	0	0	0
Repurchase of ordinary shares	0	0	0	0	0	0	0
Other financing activities	0	0	0	0	0	0	0
Net cash provided by (used in) continuing financing activities	0.5	0.4	100.1	4.3	21.5	45.8	204.2
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0